Schedule of Investments (unaudited)	iShares® ESG Advanced MSCI EM ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 2.8%
Americanas SA	8,511	$35,996
Atacadao SA	6,100	24,836
B3 SA - Brasil, Bolsa, Balcao	74,550	200,314
Banco Bradesco SA	17,028	60,480
Banco do Brasil SA	10,490	80,829
Banco Santander Brasil SA	4,580	32,332
CCR SA	15,400	43,226
Energisa SA	2,400	22,432
Hypera SA	4,609	37,618
Localiza Rent a Car SA	7,520	91,014
Lojas Renner SA	12,310	68,899
Natura & Co. Holding SA	10,960	37,982
Rede D’Or Sao Luiz SA(a)	4,920	37,082
Rumo SA	16,030	59,633
Telefonica Brasil SA	6,150	66,061
Tim SA	10,200	30,906
TOTVS SA	6,460	38,563
WEG SA	20,410	108,952
		1,077,155
Chile — 0.4%
Banco de Chile	566,750	58,991
Banco de Credito e Inversiones SA	661	24,555
Banco Santander Chile	717,320	35,878
Falabella SA	10,190	29,838
		149,262
China — 31.4%
360 Security Technology Inc., Class A(b)	5,489	6,788
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	2,000	6,460
3SBio Inc.(a)(b)	15,000	11,144
AAC Technologies Holdings Inc.	10,000	21,740
Agricultural Bank of China Ltd., Class A	63,000	28,583
Agricultural Bank of China Ltd., Class H	350,000	133,280
Alibaba Group Holding Ltd.(b)	170,000	2,041,739
Alibaba Health Information Technology Ltd.(b)	60,000	30,562
A-Living Smart City Services Co. Ltd., Class A(a)	7,500	11,966
Baidu Inc., ADR(b)	3,405	477,892
Bank of China Ltd., Class A	23,000	10,991
Bank of China Ltd., Class H	970,000	387,778
Bank of Communications Co. Ltd., Class A	26,000	19,109
Bank of Communications Co. Ltd., Class H	110,000	74,917
Bank of Hangzhou Co. Ltd., Class A	4,000	8,152
Bank of Nanjing Co. Ltd., Class A	7,000	11,325
Bank of Ningbo Co. Ltd., Class A	5,000	24,530
Bank of Shanghai Co. Ltd., Class A	9,000	8,637
BeiGene Ltd., ADR(b)	560	76,843
Beijing Enterprises Water Group Ltd.	40,000	13,252
Beijing Shiji Information Technology Co. Ltd., Class A	1,020	3,127
Beijing Sinnet Technology Co. Ltd., Class A	1,100	1,606
Bosideng International Holdings Ltd.	40,000	21,256
BYD Co. Ltd., Class A	1,000	44,165
BYD Co. Ltd., Class H	10,000	355,413
BYD Electronic International Co. Ltd.	10,000	22,194
CanSino Biologics Inc., Class H(a)(b)	2,000	20,142
China CITIC Bank Corp. Ltd., Class H	100,000	48,402
China Conch Venture Holdings Ltd.	20,000	52,026
China Construction Bank Corp., Class A	4,000	3,581
China Construction Bank Corp., Class H	1,170,000	867,339
Security	Shares	Value

China (continued)
China Everbright Bank Co. Ltd., Class A	28,000	$13,074
China Everbright Bank Co. Ltd., Class H	40,000	13,137
China Feihe Ltd.(a)	40,000	40,371
China Galaxy Securities Co. Ltd., Class A	6,000	7,931
China Galaxy Securities Co. Ltd., Class H	35,000	19,295
China International Capital Corp. Ltd., Class A	400	2,299
China International Capital Corp. Ltd., Class H(a)	20,000	38,082
China Jushi Co. Ltd., Class A	3,171	7,742
China Lesso Group Holdings Ltd.	10,000	12,840
China Medical System Holdings Ltd.	20,000	29,553
China Mengniu Dairy Co. Ltd.	40,000	204,800
China Merchants Bank Co. Ltd., Class A	14,000	82,934
China Merchants Bank Co. Ltd., Class H	50,000	316,249
China Minsheng Banking Corp. Ltd., Class A	24,976	14,255
China Minsheng Banking Corp. Ltd., Class H	75,000	29,048
China Molybdenum Co. Ltd., Class A	22,000	15,638
China Molybdenum Co. Ltd., Class H	30,000	14,679
China Railway Signal & Communication Corp. Ltd., Class A	4,200	2,866
China Resources Mixc Lifestyle Services Ltd.(a)	8,000	39,429
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	1,000	6,573
China Ruyi Holdings Ltd.(b)	40,000	11,425
China Southern Airlines Co. Ltd., Class A(b)	4,900	4,760
China Southern Airlines Co. Ltd., Class H(b)	20,000	11,037
China Three Gorges Renewables Group Co. Ltd., Class A	21,000	19,490
China Vanke Co. Ltd., Class A	8,000	21,316
China Vanke Co. Ltd., Class H	20,000	44,191
China Zheshang Bank Co. Ltd., Class A	11,000	5,351
CIFI Holdings Group Co. Ltd.	40,000	17,349
Contemporary Amperex Technology Co. Ltd., Class A	2,000	121,772
Country Garden Services Holdings Co. Ltd.	20,000	79,085
CSC Financial Co. Ltd., Class A	3,000	10,058
CSPC Pharmaceutical Group Ltd.	100,000	106,848
Dali Foods Group Co. Ltd.(a)	25,000	12,591
Dongfeng Motor Group Co. Ltd., Class H	40,000	31,414
Far East Horizon Ltd.	20,000	17,739
Fuyao Glass Industry Group Co. Ltd., Class A	1,700	10,177
Fuyao Glass Industry Group Co. Ltd., Class H(a)	8,000	38,694
GDS Holdings Ltd., ADR(b)	1,250	34,988
Geely Automobile Holdings Ltd.	70,000	133,607
GEM Co. Ltd., Class A	3,800	4,178
Genscript Biotech Corp.(b)	20,000	59,183
Great Wall Motor Co. Ltd., Class A	2,000	9,922
Great Wall Motor Co. Ltd., Class H	35,000	62,907
Greentown Service Group Co. Ltd.	20,000	20,117
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	1,024	4,746
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	700	7,950
Guolian Securities Co. Ltd., Class A	2,000	3,083
Haitong Securities Co. Ltd., Class A	10,000	13,647
Haitong Securities Co. Ltd., Class H	24,000	16,997
Hangzhou Robam Appliances Co. Ltd., Class A	1,000	4,566
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)	2,000	19,282
Hansoh Pharmaceutical Group Co. Ltd.(a)	20,000	35,977
Hopson Development Holdings Ltd.	9,000	14,661
Huadong Medicine Co. Ltd., Class A	1,700	9,845
Huatai Securities Co. Ltd., Class A	8,000	15,922
Huatai Securities Co. Ltd., Class H(a)	16,000	22,393
Huaxia Bank Co. Ltd., Class A	9,000	7,173
Hundsun Technologies Inc., Class A	1,060	6,348

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EM ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Hygeia Healthcare Holdings Co. Ltd.(a)	4,000	$22,205
Industrial & Commercial Bank of China Ltd., Class A	50,000	34,894
Industrial & Commercial Bank of China Ltd., Class H	680,000	407,198
Industrial Bank Co. Ltd., Class A	15,000	44,070
Industrial Securities Co. Ltd., Class A	6,200	5,733
Jafron Biomedical Co. Ltd., Class A	700	4,602
Jinxin Fertility Group Ltd.(a)(b)	20,000	15,690
Jiumaojiu International Holdings Ltd.(a)	10,000	23,439
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	1,000	1,781
Keda Industrial Group Co. Ltd.	1,000	2,299
Kingdee International Software Group Co. Ltd.(b)	30,000	59,078
Legend Biotech Corp., ADR(b)(c)	550	23,260
Lenovo Group Ltd.	80,000	78,825
Li Auto Inc., ADR(b)(c)	6,670	167,217
Longfor Group Holdings Ltd.(a)	25,000	124,405
LONGi Green Energy Technology Co. Ltd., Class A	4,000	47,118
Meituan, Class B(a)(b)	50,000	1,173,255
Microport Scientific Corp.	8,000	15,844
Ming Yang Smart Energy Group Ltd., Class A	1,000	3,797
Ming Yuan Cloud Group Holdings Ltd.	10,000	12,348
NetEase Inc.	25,075	524,417
NIO Inc., ADR(b)(c)	15,990	278,066
Orient Securities Co. Ltd., Class A	5,400	7,525
Ovctek China Inc., Class A	1,000	6,894
People’s Insurance Co. Group of China Ltd. (The), Class H	110,000	34,606
Pharmaron Beijing Co. Ltd., Class H(a)	2,000	24,120
Ping An Healthcare and Technology Co. Ltd.(a)(b)	6,000	16,135
Pop Mart International Group Ltd.(a)	6,000	23,129
Postal Savings Bank of China Co. Ltd., Class A	17,000	13,374
Postal Savings Bank of China Co. Ltd., Class H(a)	100,000	74,273
Sangfor Technologies Inc., Class A	700	9,877
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	28,000	31,062
Shanghai Electric Group Co. Ltd., Class A	9,483	5,769
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	2,000	13,109
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	5,000	21,041
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	2,000	5,393
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	9,000	14,654
Shanghai Pudong Development Bank Co. Ltd., Class A	21,000	24,957
Shengyi Technology Co. Ltd., Class A	2,000	4,858
Shenzhen Inovance Technology Co. Ltd., Class A	2,050	18,733
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,000	45,157
Shenzhou International Group Holdings Ltd.	10,000	137,288
Sino Biopharmaceutical Ltd.	130,000	72,883
Sinopharm Group Co. Ltd., Class H	16,000	39,575
Sungrow Power Supply Co. Ltd., Class A	1,000	11,945
Sunny Optical Technology Group Co. Ltd.	9,000	142,036
TCL Technology Group Corp., Class A	11,000	7,464
Titan Wind Energy Suzhou Co. Ltd., Class A	1,000	2,043
Tongcheng Travel Holdings Ltd.(b)	16,000	30,676
Topsports International Holdings Ltd.(a)	20,000	14,782
Transfar Zhilian Co. Ltd., Class A	3,000	2,827
Trip.com Group Ltd., ADR(b)	6,590	145,375
Unisplendour Corp. Ltd., Class A	2,000	5,321
Vipshop Holdings Ltd., ADR(b)	5,500	51,150
Want Want China Holdings Ltd.	60,000	59,710
Wharf Holdings Ltd. (The)	20,000	66,875
WuXi AppTec Co. Ltd., Class A	2,060	29,317
WuXi AppTec Co. Ltd., Class H(a)	4,040	49,931
Wuxi Biologics Cayman Inc., New(a)(b)	45,000	332,757
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	2,000	3,703
Security	Shares	Value

China (continued)
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	10,000	$16,358
Xinyi Solar Holdings Ltd.	60,000	106,500
XPeng Inc., ADR(b)(c)	5,130	120,555
Yadea Group Holdings Ltd.(a)	20,000	32,470
Yonyou Network Technology Co. Ltd., Class A	2,000	5,777
Yum China Holdings Inc.	5,190	235,937
Yunnan Baiyao Group Co. Ltd., Class A	1,540	12,998
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	700	4,979
Zhejiang Weixing New Building Materials Co. Ltd., Class A	700	1,920
Zhongsheng Group Holdings Ltd.	5,000	35,459
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	5,000	4,428
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	18,000	11,084
		12,084,853
Colombia — 0.2%
Bancolombia SA	3,530	42,435
Interconexion Electrica SA ESP	5,190	32,737
		75,172
Czech Republic — 0.1%
Komercni Banka AS	890	27,703
Moneta Money Bank AS(a)	3,920	13,042
		40,745
Egypt — 0.1%
Commercial International Bank Egypt SAE	20,445	45,354

Greece — 0.4%
Alpha Services and Holdings SA(b)	27,489	29,130
Eurobank Ergasias Services and Holdings SA, Class A(b)	32,749	36,642
Hellenic Telecommunications Organization SA	2,386	45,249
National Bank of Greece SA(b)	6,660	25,332
		136,353
Hungary — 0.3%
OTP Bank Nyrt	2,730	65,035
Richter Gedeon Nyrt	1,670	32,671
		97,706
India — 12.1%
Adani Green Energy Ltd.(b)	3,969	96,138
Apollo Hospitals Enterprise Ltd.	1,220	62,532
Asian Paints Ltd.	4,680	171,053
Axis Bank Ltd.(b)	27,631	242,472
Bajaj Auto Ltd.	860	42,574
Bajaj Finance Ltd.	3,320	258,171
Bandhan Bank Ltd.(a)	7,750	32,291
Berger Paints India Ltd.	2,989	23,509
Bharti Airtel Ltd.(b)	26,820	241,090
Britannia Industries Ltd.	1,340	62,630
Cholamandalam Investment and Finance Co. Ltd.	5,150	44,824
Colgate-Palmolive India Ltd.	1,540	32,183
Dabur India Ltd.	7,520	50,173
Eicher Motors Ltd.	1,670	59,522
Havells India Ltd.	3,050	46,995
HCL Technologies Ltd.	13,230	176,430
HDFC Life Insurance Co. Ltd.(a)	11,530	88,614
Hero MotoCorp Ltd.	1,350	47,927
Hindustan Unilever Ltd.	10,030	301,980
ICICI Lombard General Insurance Co. Ltd.(a)	2,812	45,715
ICICI Prudential Life Insurance Co. Ltd.(a)	4,030	27,076
Info Edge India Ltd.	881	47,048

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EM ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Infosys Ltd.	40,980	$790,790
Kotak Mahindra Bank Ltd.	6,720	158,485
Mahindra & Mahindra Ltd.	10,680	141,311
Marico Ltd.	6,290	43,066
Mphasis Ltd.	940	31,285
Nestle India Ltd.	410	93,112
PI Industries Ltd.	880	31,266
Piramal Enterprises Ltd.	1,470	35,698
SBI Cards & Payment Services Ltd.	2,940	29,420
Shriram Transport Finance Co. Ltd.	2,370	35,684
Siemens Ltd.	861	26,879
State Bank of India	21,620	129,305
Tata Consultancy Services Ltd.	11,260	485,551
Tata Elxsi Ltd.	386	41,670
Tech Mahindra Ltd.	7,110	107,498
Titan Co. Ltd.	4,390	124,777
Trent Ltd.	2,340	33,728
Wipro Ltd.	16,610	100,944
Zomato Ltd.(b)	18,968	18,142
		4,659,558
Indonesia — 2.8%
Bank Central Asia Tbk PT	678,000	358,731
Bank Mandiri Persero Tbk PT	229,000	133,605
Bank Negara Indonesia Persero Tbk PT	93,000	58,428
Bank Rakyat Indonesia Persero Tbk PT	833,047	263,889
Barito Pacific Tbk PT	346,000	19,790
Kalbe Farma Tbk PT	232,200	26,663
Telkom Indonesia Persero Tbk PT	605,000	178,615
Tower Bersama Infrastructure Tbk PT	95,000	19,170
Unilever Indonesia Tbk PT	93,000	30,128
		1,089,019
Kuwait — 0.5%
Gulf Bank KSCP	17,610	17,944
Kuwait Finance House KSCP	62,418	183,040
		200,984
Malaysia — 2.0%
AMMB Holdings Bhd(b)	22,100	18,329
Axiata Group Bhd	32,000	23,457
CIMB Group Holdings Bhd	83,000	97,449
DiGi.Com Bhd	37,000	29,804
Fraser & Neave Holdings Bhd	1,100	4,879
HAP Seng Consolidated Bhd	7,000	13,269
IHH Healthcare Bhd	20,000	30,568
Inari Amertron Bhd	35,000	22,364
Kuala Lumpur Kepong Bhd	5,000	29,188
Malayan Banking Bhd	58,000	120,453
Maxis Bhd	22,000	19,046
Nestle Malaysia Bhd	1,000	30,787
PPB Group Bhd	7,000	26,571
Press Metal Aluminium Holdings Bhd	44,200	55,851
Public Bank Bhd	179,000	193,351
RHB Bank Bhd(c)	19,000	26,323
Sime Darby Bhd	32,000	15,999
Telekom Malaysia Bhd	13,000	15,917
		773,605
Mexico — 1.2%
Arca Continental SAB de CV	5,000	33,991
Coca-Cola Femsa SAB de CV	7,000	41,931
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,450	53,524
Security	Shares	Value

Mexico (continued)
Grupo Financiero Banorte SAB de CV, Class O	32,000	$207,458
Grupo Televisa SAB, CPO	30,000	61,401
Industrias Penoles SAB de CV	1,700	19,993
Kimberly-Clark de Mexico SAB de CV, Class A	18,000	27,868
		446,166
Peru — 0.3%
Credicorp Ltd.	870	122,131

Philippines — 0.7%
Bank of the Philippine Islands	19,300	36,417
BDO Unibank Inc.	25,100	63,855
Converge Information and Communications Technology
Solutions Inc.(b)	27,000	13,658
Globe Telecom Inc.	300	13,873
GT Capital Holdings Inc.	1,000	9,592
Monde Nissin Corp.(a)(b)	75,000	21,188
SM Prime Holdings Inc.	141,000	99,191
		257,774
Poland — 1.0%
Allegro.eu SA (a)(b)	4,570	26,783
Bank Polska Kasa Opieki SA	2,244	48,976
CD Projekt SA	810	20,612
KGHM Polska Miedz SA	1,740	59,268
LPP SA	10	24,034
mBank SA(b)	154	10,038
Orange Polska SA(b)	8,080	11,885
Powszechna Kasa Oszczednosci Bank Polski SA(b)	10,650	79,548
Powszechny Zaklad Ubezpieczen SA	7,610	57,692
Santander Bank Polska SA	450	27,134
		365,970
Qatar — 1.0%
Commercial Bank PSQC (The)	22,550	43,597
Ooredoo QPSC	10,610	21,512
Qatar National Bank QPSC	56,370	332,281
		397,390
Romania — 0.1%
NEPI Rockcastle S.A	5,720	35,910

Russia — 0.0%
Magnit PJSC, GDR(d)	3,465	—
Moscow Exchange MICEX-RTS PJSC(b)(d)	12,190	2
Novolipetsk Steel PJSC(d)	15,750	2
PhosAgro PJSC(d)	11	—
PhosAgro PJSC, GDR(d)	1,689	17
Polymetal International PLC(d)	3,451	1
Polyus PJSC(d)	329	—
TCS Group Holding PLC, GDR(b)(d)	1,183	—
VK Co. Ltd.(b)(d)	1,337	—
		22
Saudi Arabia — 3.1%
Al Rajhi Bank	23,830	628,393
Almarai Co. JSC	2,860	41,795
Bank AlBilad(b)	6,143	81,976
Dr Sulaiman Al Habib Medical Services Group Co.	1,040	59,284
Saudi Basic Industries Corp.	11,000	336,060
Savola Group (The)	3,350	33,596
		1,181,104
South Africa — 6.7%
Absa Group Ltd.	9,800	115,127

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EM ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Anglo American Platinum Ltd.	650	$71,137
Aspen Pharmacare Holdings Ltd.	4,650	47,964
Bid Corp. Ltd.	4,160	89,110
Bidvest Group Ltd. (The)	3,040	42,392
Capitec Bank Holdings Ltd.	1,060	152,509
Clicks Group Ltd.	2,920	56,831
Discovery Ltd.(b)	6,010	55,887
FirstRand Ltd.	61,650	285,426
Foschini Group Ltd. (The)	4,120	37,311
Gold Fields Ltd.	10,940	104,759
Growthpoint Properties Ltd.	42,200	38,845
Impala Platinum Holdings Ltd.	10,240	139,611
Kumba Iron Ore Ltd.	790	29,749
Mr. Price Group Ltd.	3,280	43,430
MTN Group Ltd.	20,720	223,342
MultiChoice Group	4,680	40,025
Naspers Ltd., Class N	2,660	289,756
Nedbank Group Ltd.	5,630	85,342
Old Mutual Ltd.	57,610	47,048
Pepkor Holdings Ltd.(a)	20,700	28,912
Remgro Ltd.	6,600	63,512
Sanlam Ltd.	21,280	91,804
Shoprite Holdings Ltd.	6,290	86,586
SPAR Group Ltd. (The)	2,220	21,756
Standard Bank Group Ltd.	16,432	187,739
Vodacom Group Ltd.	7,740	72,682
Woolworths Holdings Ltd.	12,450	44,305
		2,592,897
South Korea — 6.9%
Amorepacific Corp.	360	47,426
AMOREPACIFIC Group	350	12,990
BGF retail Co. Ltd.	100	14,775
Celltrion Healthcare Co. Ltd.	1,012	50,386
CJ CheilJedang Corp.	100	31,680
CJ Corp.	150	10,314
Coway Co. Ltd.	690	39,702
DB Insurance Co. Ltd.	520	27,196
GS Engineering & Construction Corp.	830	26,594
Hana Financial Group Inc.	3,750	149,975
Hankook Tire & Technology Co. Ltd.	970	27,828
Hanon Systems	2,270	21,008
HYBE Co. Ltd.(b)	210	39,047
Kakao Corp.	3,810	260,220
KB Financial Group Inc.	4,860	237,525
LG Corp.	1,150	74,173
LG Display Co. Ltd.	2,790	39,030
LG Electronics Inc.	1,310	110,493
LG Household & Health Care Ltd.	120	70,867
LG Innotek Co. Ltd.	170	52,535
Lotte Chemical Corp.	207	34,087
Mirae Asset Securities Co. Ltd.	3,360	22,056
NCSoft Corp.	200	73,221
Netmarble Corp.(a)	270	18,109
POSCO Chemical Co. Ltd.	337	35,367
Samsung Fire & Marine Insurance Co. Ltd.	370	59,273
Samsung Life Insurance Co. Ltd.	960	52,690
Samsung SDS Co. Ltd.	413	49,385
Samsung Securities Co. Ltd.	650	20,748
Shinhan Financial Group Co. Ltd.	5,720	199,120
SK Biopharmaceuticals Co. Ltd.(b)	350	24,462
Security	Shares	Value

South Korea (continued)
SK Chemicals Co. Ltd.	145	$15,054
SK Hynix Inc.	6,670	578,110
SK Telecom Co. Ltd.	320	14,734
Woori Financial Group Inc.	6,358	76,577
Yuhan Corp.	600	29,207
		2,645,964
Taiwan — 18.1%
Accton Technology Corp.	10,000	79,136
Acer Inc.	30,000	29,881
ASE Technology Holding Co. Ltd.	40,000	142,414
Asustek Computer Inc.	10,000	117,080
AU Optronics Corp.	100,000	61,414
Catcher Technology Co. Ltd.	10,000	56,285
Cathay Financial Holding Co. Ltd.	100,000	190,741
Chailease Holding Co. Ltd.	20,300	156,200
Chang Hwa Commercial Bank Ltd.	60,000	37,343
China Airlines Ltd.(b)	30,000	28,010
China Development Financial Holding Corp.	190,000	105,352
China Steel Corp.	140,000	166,418
Chunghwa Telecom Co. Ltd.	51,000	221,651
Compal Electronics Inc.	50,000	39,494
CTBC Financial Holding Co. Ltd.	210,000	195,012
Delta Electronics Inc.	20,000	164,564
E Ink Holdings Inc.	10,000	69,940
E.Sun Financial Holding Co. Ltd.	150,116	157,318
Eva Airways Corp.(b)	30,000	35,246
Evergreen Marine Corp. Taiwan Ltd.	30,000	143,688
Far Eastern New Century Corp.	40,000	41,909
Far EasTone Telecommunications Co. Ltd.	20,000	54,753
First Financial Holding Co. Ltd.	130,450	122,379
Fubon Financial Holding Co. Ltd.	90,143	197,663
Hotai Motor Co. Ltd.	2,000	43,278
Hua Nan Financial Holdings Co. Ltd.	101,584	82,862
Innolux Corp.	120,000	57,225
Lite-On Technology Corp.	20,000	43,267
MediaTek Inc.	20,000	618,423
Mega Financial Holding Co. Ltd.	130,000	172,703
Micro-Star International Co. Ltd.	10,000	46,106
President Chain Store Corp.	10,000	94,641
Shanghai Commercial & Savings Bank Ltd. (The)	40,000	69,407
SinoPac Financial Holdings Co. Ltd.	130,000	80,890
Taishin Financial Holding Co. Ltd.	121,907	74,963
Taiwan Cement Corp.	70,000	102,543
Taiwan Cooperative Financial Holding Co. Ltd.	120,840	116,601
Taiwan Mobile Co. Ltd.	20,000	74,319
Taiwan Semiconductor Manufacturing Co. Ltd.	102,000	1,928,914
Unimicron Technology Corp.	20,000	146,792
United Microelectronics Corp.	140,000	246,696
Vanguard International Semiconductor Corp.	10,000	36,680
Win Semiconductors Corp.	4,000	30,887
WPG Holdings Ltd.	20,000	36,382
Yageo Corp.	5,000	69,159
Yang Ming Marine Transport Corp.(b)	20,000	84,935
Yuanta Financial Holding Co. Ltd.	120,000	100,167
		6,971,731
Thailand — 2.5%
Advanced Info Service PCL, NVDR	15,000	95,020
Airports of Thailand PCL, NVDR(b)	54,000	110,012
Asset World Corp. PCL, NVDR	101,000	15,053

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EM ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Bangkok Dusit Medical Services PCL, NVDR	122,000	$91,780
Berli Jucker PCL, NVDR	15,000	15,890
BTS Group Holdings PCL, NVDR	99,000	25,720
Bumrungrad Hospital PCL, NVDR	6,000	30,595
Central Pattana PCL, NVDR	26,000	48,752
Charoen Pokphand Foods PCL, NVDR	47,000	35,640
CP ALL PCL, NVDR	71,500	138,299
Delta Electronics Thailand PCL, NVDR	4,000	40,204
Home Product Center PCL, NVDR	74,000	32,118
Indorama Ventures PCL, NVDR	20,000	28,694
Intouch Holdings PCL, NVDR	13,000	27,161
Krungthai Card PCL, NVDR	11,000	19,659
Minor International PCL, NVDR(b)	39,000	39,840
SCB X PCL, NVS	10,000	33,022
Siam Cement PCL (The), NVDR	9,000	97,672
Thai Union Group PCL, NVDR	36,000	18,074
True Corp. PCL, NVDR	142,000	18,229
		961,434
Turkey — 0.2%
Akbank TAS	37,610	19,168
Haci Omer Sabanci Holding AS	11,770	15,226
Turk Hava Yollari AO(b)	6,860	20,869
Turkcell Iletisim Hizmetleri AS	14,390	16,966
Turkiye Is Bankasi AS, Class C	18,172	11,974
		84,203
United Arab Emirates — 2.3%
Abu Dhabi Commercial Bank PJSC	34,530	93,907
Abu Dhabi Islamic Bank PJSC	18,270	41,436
Emirates NBD Bank PJSC	23,200	83,049
Emirates Telecommunications Group Co. PJSC	42,450	350,364
First Abu Dhabi Bank PJSC	53,983	315,374
		884,130
Total Common Stocks — 97.2%
(Cost: $38,915,012)		37,376,592

Preferred Stocks

Brazil — 1.9%
Banco Bradesco SA, Preference Shares, NVS	66,777	288,041
Itau Unibanco Holding SA, Preference Shares, NVS	58,960	324,540
Itausa SA, Preference Shares, NVS	54,590	110,155
		722,736
Chile — 0.5%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares, NVS	1,750	186,925
Security	Shares	Value

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	5,180	$58,121

South Korea — 0.0%
LG Household & Health Care Ltd., Preference Shares, NVS	10	3,261

Total Preferred Stocks — 2.5%
(Cost: $721,814)		971,043

Warrants

Thailand — 0.0%
BTS Group Holdings PCL (Expires 11/07/24)(b)	4,400	59

Total Warrants — 0.0%
(Cost: $0)		59

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(e)(f)(g)	546,196	546,196
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(e)(f)	40,000	40,000
		586,196
Total Short-Term Securities — 1.5%
(Cost: $586,198)		586,196

Total Investments in Securities — 101.2%
(Cost: $40,223,024)		38,933,890

Liabilities in Excess of Other Assets — (1.2)%		(462,266)

Net Assets — 100.0%		$38,471,624

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EM ETF
May 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$546,304	(a)	$—	$(106)	$(2)	$546,196	546,196	$595	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	40,000	(a)	—	—	—	40,000	40,000	149		—
					$(106)	$(2)	$586,196		$744		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	3	06/17/22	$159	$1,897

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares®ESG Advanced MSCI EM ETF
May 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,361,070	$33,015,500	$22	$37,376,592
Preferred Stocks	967,782	3,261	—	971,043
Warrants	59	—	—	59
Money Market Funds	586,196	—	—	586,196
	$5,915,107	$33,018,761	$22	$38,933,890
Derivative financial instruments(a)
Assets
Futures Contracts	$1,897	$—	$—	$1,897

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt	NVDR	Non-Voting Depositary Receipt
CPO	Certificates of Participation (Ordinary)	NVS	Non-Voting Shares
GDR	Global Depositary Receipt	PJSC	Public Joint Stock Company
JSC	Joint Stock Company